Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Equity Dividend Fund
Entity Central Index Key	0000814507
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000005783 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Institutional Shares
Trading Symbol	MADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 6.21%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.21%	12.70%	9.31%
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,489,632,536
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 104,746,479
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(c)Excludes short-term securities.
C000038256 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Service Shares
Trading Symbol	MSDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Service Shares returned 5.87%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	5.87%	12.35%	8.99%
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,489,632,536
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 104,746,479
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(c)Excludes short-term securities.
C000005780 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Investor A Shares
Trading Symbol	MDDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 5.93%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.93%	12.43%	9.04%
Investor A Shares (with sales charge)	0.37	11.22	8.46
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,489,632,536
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 104,746,479
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(c)Excludes short-term securities.
C000005782 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Investor C Shares
Trading Symbol	MCDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$172	1.68%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 5.15%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.15%	11.59%	8.41%
Investor C Shares (with sales charge)	4.20	11.59	8.41
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,489,632,536
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 104,746,479
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(c)Excludes short-term securities.
C000166015 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Class K Shares
Trading Symbol	MKDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 6.28%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.28%	12.83%	9.42%
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,489,632,536
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 104,746,479
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(c)Excludes short-term securities.
C000005784 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Class R Shares
Trading Symbol	MRDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class R Shares returned 5.61%.
  For the same period, the S&P 500® Index returned 12.10% and the Russell 1000® Value Index returned 8.55%.
What contributed to performance?
At the sector level, holdings in financials, industrials, utilities, consumer discretionary, healthcare, communication services, and real estate made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., Wells Fargo & Co, and Sony Group Corp. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the information technology, energy, materials, and consumer staples sectors detracted from performance. At the individual security level, Samsung Electronics Co. Ltd., BP PLC, and Kraft Heinz Co. were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	5.61%	12.05%	8.69%
S&P 500® Index	12.10	15.61	12.32
Russell 1000® Value Index	8.55	13.00	8.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,489,632,536
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 104,746,479
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,489,632,536
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$104,746,479
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.6%
Health Care	17.2%
Industrials	12.4%
Information Technology	11.4%
Consumer Staples	6.2%
Communication Services	5.7%
Energy	5.1%
Utilities	4.8%
Consumer Discretionary	4.7%
Materials	4.4%
Real Estate	2.5%
Short-Term Securities	4.0%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Wells Fargo & Co.	3.5%
Citigroup, Inc.	3.0%
First Citizens BancShares, Inc., Class A	2.8%
Cardinal Health, Inc.	2.8%
CVS Health Corp.	2.7%
SS&C Technologies Holdings, Inc.	2.6%
Microsoft Corp.	2.5%
Medtronic PLC	2.3%
Baxter International, Inc.	2.1%
Willis Towers Watson PLC	2.0%
(c)Excludes short-term securities.